Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
December 7, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Post-Effective Amendment No. 76 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)
Ladies and Gentlemen:
On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 76 (“PEA No. 76”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 76 is to reflect the addition of State Street Global Advisors Limited as sub-adviser for the Trust’s SPDR Barclays Capital Global Convertible Securities ETF.
Please contact me at (202) 739-5676 with your questions or comments.
Sincerely,

/s/ Beau Yanoshik Beau Yanoshik